Other Income (Expenses) from Investments	12 Months Ended
Dec. 31, 2018
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Other Income (Expenses) from Investments

NOTE 34—OTHER INCOME (EXPENSES) FROM INVESTMENTS

Other income (expenses) from investments reflected an income of 11 million euros, an expense of 18 million euros in 2017, and an income of 7 million euros in 2016.

Details are as follows:

	Year ended December 31,
	2018	2017	2016
	(millions of euros)
Dividends from Other investments	11	1	7
Net gains on disposals of Other investments	—	—	—
Loss and impairment losses on Other investments	—	(19)	—

Total	11	(18)	7

In 2018, this item showed a positive figure of 11 million euros and mainly included the dividends paid to TIM S.p.A. by the company Emittenti Titoli.

In 2017, this item amounted to an expense of 18 million euros and essentially included the allocation to the income statement of the Reserve for exchange differences on translating foreign operations for the investee company Tierra Argentea S.A., the liquidation of which was completed that year.

In 2016, the item showed an income of 7 million euros, including mainly dividends received from Emittenti Titoli S.p.A.